Cover	Nov. 17, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is intended by the Federal Home Loan Bank of Pittsburgh (“Bank”) to amend the Current Report on Form 8-K filed on November 17, 2022 in order to add information about the standing Committees of the Bank’s Board of Directors (“Board”) on which the newly elected and re-elected Directors shall serve in 2023.
Document Period End Date	Nov. 17, 2022
Entity Registrant Name	Federal Home Loan Bank of Pittsburgh
Entity Central Index Key	0001330399
Entity File Number	000-51395
Entity Tax Identification Number	25-6001324
Entity Address, Address Line One	601 Grant Street
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219
City Area Code	412
Local Phone Number	288-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false